Document and Entity Information	Mar. 17, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001108827
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 17, 2021
Entity Registrant Name	QEP RESOURCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-34778
Entity Tax Identification Number	87-0287750
Entity Address, Address Line One	1050 17th Street
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80265
City Area Code	(303)
Local Phone Number	672-6900
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	QEP
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false